Revision to Prior Period Financial Statements - Schedule of Consolidated Statements of Operations (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
Schedule of Consolidated Statements of Operations [Line Items]
Sales and marketing expenses	¥ (714)	$ (102)	¥ (3,540)	¥ (8,643)
Loss from operations	(40,611)	(5,808)	(46,332)	(114,257)
Other income, net			2,180	8,673
Loss before income taxes and loss from equity method investments	(36,479)	(5,217)	(64,187)	(3,364)
Net loss from continuing operations	(36,572)	(5,230)	(71,039)	(10,850)
Net loss	¥ (39,253)	$ (5,613)	(80,246)	(22,824)
Net loss attributable to Ucommune International Ltd. from continuing operations			¥ (66,078)	¥ (7,084)
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd. from continuing operations (in Yuan Renminbi per share) | ¥ / shares			¥ (56.38)	¥ (13.1)
As previously reported [Member]
Schedule of Consolidated Statements of Operations [Line Items]
Sales and marketing expenses			¥ (3,540)	¥ (8,826)
Loss from operations			(46,332)	(114,440)
Other income, net			2,459	9,124
Loss before income taxes and loss from equity method investments			(63,908)	(3,096)
Net loss from continuing operations			(70,760)	(10,582)
Net loss			(79,967)	(22,556)
Net loss attributable to Ucommune International Ltd. from continuing operations			¥ (65,799)	¥ (6,816)
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd. from continuing operations (in Yuan Renminbi per share) | ¥ / shares			¥ (56.14)	¥ (12.6)
Adjustments [Member]
Schedule of Consolidated Statements of Operations [Line Items]
Sales and marketing expenses				¥ 183
Loss from operations				183
Other income, net			(279)	(451)
Loss before income taxes and loss from equity method investments			(279)	(268)
Net loss from continuing operations			(279)	(268)
Net loss			(279)	(268)
Net loss attributable to Ucommune International Ltd. from continuing operations			¥ (279)	¥ (268)
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd. from continuing operations (in Yuan Renminbi per share) | ¥ / shares			¥ (0.24)	¥ (0.5)